UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor Growth Equity Fund
Schedule of Investments
February 28, 2010 (Unaudited)

		Shares	Value
COMMON STOCKS - 95.87%
Aerospace & Defense - 3.95%
BE Aerospace, Inc. (a)		2,944	76,250
Precision Castparts Corp.		3,039	342,647
United Technologies Corp.		23,354	1,603,252
			2,022,149
Air Freight & Logistics - 0.18%
Air Transport Services Group, Inc. (a)		36,557	92,855
Auto Components - 0.33%
Spartan Motors, Inc.		14,523	81,474
Standard Motor Products, Inc.		10,616	86,096
			167,570
Beverages - 3.34%
Coca Cola Co.		32,449	1,710,711
Biotechnology - 2.93%
Amgen, Inc. (a)		11,532	652,827
Hemispherx Biopharma, Inc. (a)		807,926	549,470
Insmed, Inc. (a)		290,347	301,961
			1,504,258
Building Products - 0.55%
Armstrong World Industries, Inc. (a)		4,792	176,441
Owens Corning (a)		4,541	106,850
			283,291
Capital Markets - 2.50%
BlackRock, Inc.		796	174,165
Franklin Resources, Inc.		3,869	393,554
Goldman Sachs Group, Inc.		1,602	250,473
MF Global Holdings Ltd. (a)		14,371	99,447
Oppenheimer Holdings, Inc.		3,210	80,282
PennantPark Investment Corp.		17,575	179,265
Safeguard Scientifics, Inc. (a)		8,847	103,864
			1,281,050
Chemicals - 2.75%
Ampal American Israel Corp. (a)		34,504	96,956
Ashland, Inc.		1,848	87,004
Innospec, Inc.		8,402	89,481
Monsanto Co.		5,175	365,614
Mosaic Co.		1,754	102,416
Praxair, Inc.		8,861	665,816
			1,407,287
Commercial Banks - 0.57%
CapitalSource, Inc.		15,229	83,760
Financial Institutions, Inc.		8,343	110,461
Oriental Financial Group, Inc.		8,702	96,070
			290,291
Commercial Services & Supplies - 0.29%
Bowne & Co., Inc.		13,343	148,508
Communications Equipment - 4.34%
Cisco Systems, Inc. (a)		61,873	1,505,370
QUALCOMM, Inc.		19,524	716,336
			2,221,706
Computers & Peripherals - 9.69%
Apple, Inc. (a)		6,776	1,386,505
Hewlett Packard Co.		24,376	1,238,057
International Business Machines		18,403	2,340,126
			4,964,688
Consumer Finance - 0.29%
AmeriCredit Corp. (a)		3,455	76,874
SLM Corp. (a)		6,546	73,184
			150,058
Containers & Packaging - 0.16%
Boise, Inc. (a)		16,988	80,693
Diversified Financial Services - 0.47%
CME Group, Inc.		447	134,855
IntercontinentalExchange, Inc. (a)		996	106,861
			241,716
Electrical Equipment - 0.40%
China BAK Battery, Inc. (a)		32,566	73,599
First Solar, Inc. (a)		1,256	133,011
			206,610
Electronic Equipment, Instruments & Components - 0.36%
Vishay Intertechnology, Inc. (a)		17,839	182,850
Energy Equipment & Services - 2.66%
Diamond Offshore Drilling, Inc.		2,467	215,418
Geokinetics, Inc. (a)		9,384	79,483
Global Industries Ltd. (a)		12,659	85,448
Parker Drilling Co. (a)		18,485	94,828
Pride International, Inc. (a)		18,448	516,175
Schlumberger Ltd.		6,068	370,755
			1,362,107
Food & Staples Retailing - 3.15%
Wal Mart Stores, Inc.		29,839	1,613,395
Health Care Equipment & Supplies - 4.48%
Atrion Corp.		1,025	159,510
Becton Dickinson & Co.		7,657	596,251
CR Bard, Inc.		9,067	759,633
Edwards Lifesciences Corp. (a)		5,753	528,298
Intuitive Surgical, Inc. (a)		498	172,876
Inverness Medical Innovations, Inc. (a)		2,033	79,328
			2,295,896
Health Care Providers & Services - 1.91%
Allied Healthcare International, Inc. (a)		45,938	127,248
Express Scripts, Inc. (a)		3,403	326,722
Medco Health Solutions, Inc. (a)		8,335	527,106
			981,076
Hotels, Restaurants & Leisure - 2.84%
Benihana, Inc. (a)		22,801	104,885
Gaylord Entertainment Co. (a)		4,419	99,472
Landry's Restaurants, Inc. (a)		4,750	96,852
McCormick & Schmick's Seafood Restaurant (a)		12,091	96,123
MGM Mirage (a)		6,231	65,675
O'Charleys, Inc. (a)		14,428	116,723
Red Lion Hotels Corp. (a)		20,610	130,255
Royal Caribbean Cruises Ltd. (a)		4,389	124,077
Ruby Tuesday, Inc. (a)		12,912	104,458
Steak N Shake Co. (a)		1,129	386,208
Wyndham Worldwide Corp.		5,730	131,733
			1,456,461
Household Durables - 2.17%
Beazer Homes USA, Inc. (a)		19,284	80,221
Brookfield Homes Corp. (a)		13,036	99,204
Furniture Brands International, Inc. (a)		20,922	114,653
National Presto Industries, Inc.		3,670	463,007
NVR, Inc. (a)		499	353,442
			1,110,527
Household Products - 5.35%
Colgate Palmolive Co.		13,514	1,120,851
Procter & Gamble Co.		25,622	1,621,360
			2,742,211
Industrial Conglomerates - 2.49%
3M Co.		12,793	1,025,359
Seaboard Corp.		199	252,929
			1,278,288
Insurance - 2.49%
American International Group, Inc. (a)		2,651	65,665
FBL Financial Group, Inc.		5,099	103,612
Genworth Financial, Inc. (a)		5,496	87,606
Lincoln National Corp.		3,341	84,126
Maiden Holdings Ltd.		25,874	181,635
National Financial Partners Corp. (a)		10,312	118,485
National Western Life Insurance Co.		2,100	352,569
Phoenix Cos, Inc. (a)		34,124	80,874
Prudential Financial, Inc.		3,804	199,368
			1,273,940
Internet & Catalog Retail - 1.02%
Amazon.com, Inc. (a)		2,895	342,768
Priceline.com, Inc. (a)		805	182,542
			525,310
Internet Software & Services - 2.68%
Equinix, Inc. (a)		2,142	202,354
Google, Inc. (a)		2,226	1,172,657
			1,375,011
IT Services - 1.63%
Mastercard, Inc.		1,135	254,660
Visa, Inc.		6,815	581,183
			835,843
Life Sciences Tools & Services - 0.56%
Mettler Toledo International, Inc. (a)		2,872	285,505
Machinery - 1.11%
Flowserve Corp.		2,210	221,199
Greenbrier Cos, Inc. (a)		12,852	118,110
K Tron International, Inc. (a)		1,540	230,168
			569,477
Media - 0.21%
EW Scripps Co Ohio (a)		14,223	108,379
Metals & Mining - 0.60%
Coeur d'Alene Mines Corp. (a)		5,157	75,550
Freeport-McMoRan Copper & Gold		3,081	231,568
			307,118
Multiline Retail - 0.64%
Dillard's, Inc.		5,496	92,717
Saks, Inc. (a)		13,303	92,855
Tuesday Morning Corp. (a)		24,615	140,552
			326,124
Oil, Gas & Consumable Fuels - 2.38%
Alpha Natural Resources, Inc. (a)		1,863	85,717
Atlas Energy, Inc. (a)		3,132	102,228
Exxon Mobil Corp.		15,840	1,029,600
			1,217,545
Paper & Forest Products - 0.58%
Buckeye Technologies, Inc. (a)		9,188	101,527
Domtar Corp. (a)		1,827	95,497
Louisiana Pacific Corp. (a)		13,052	99,326
			296,350
Pharmaceuticals - 7.33%
Abbott Laboratories		19,863	1,078,164
Cornerstone Therapeutics, Inc. (a)		18,650	94,183
Johnson & Johnson		36,592	2,305,296
KV Pharmaceutical Co. (a)		36,576	115,580
Repros Therapeutics, Inc. (a)		212,559	163,670
			3,756,893
Professional Services - 0.23%
Spherion Corp. (a)		15,045	118,404
Semiconductors & Semiconductor Equipment - 2.22%
Intel Corp.		50,685	1,040,563
Photronics, Inc. (a)		22,108	97,275
			1,137,838
Software - 6.81%
EPIQ Systems, Inc. (a)		7,900	91,798
Microsoft Corp.		70,210	2,012,219
Oracle Corp.		51,102	1,259,664
Salesforce.com, Inc. (a)		1,873	127,270
			3,490,951
Specialty Retail - 3.80%
AutoNation, Inc. (a)		10,206	181,157
AutoZone, Inc. (a)		3,078	510,733
Books-A-Million, Inc.		12,649	79,562
Borders Group, Inc. (a)		434,026	616,317
Cabela's, Inc. (a)		6,299	97,383
Group 1 Automotive, Inc. (a)		3,096	85,976
Lithia Motors, Inc. (a)		14,751	94,111
Pacific Sunwear of California, Inc. (a)		24,301	108,868
Penske Auto Group, Inc. (a)		4,566	66,435
Pep Boys Manny Moe & Jack		11,004	104,538
			1,945,080
Textiles, Apparel & Luxury Goods - 1.10%
Perry Ellis International, Inc. (a)		5,993	117,283
Polo Ralph Lauren Corp.		4,348	347,536
Unifi, Inc. (a)		26,059	98,242
			563,061
Thrifts & Mortgage Finance - 0.81%
MGIC Investment Corp. (a)		14,523	111,246
PMI Group, Inc. (a)		36,219	101,413
Radian Group, Inc.		11,392	111,870
Tree.com, Inc. (a)		10,812	91,794
			416,323
Trading Companies & Distributors - 1.52%
Aircastle Ltd.		8,906	86,655
WW Grainger, Inc.		6,815	692,745
			779,400
TOTAL COMMON STOCKS (Cost $50,354,993)			$49,124,804

REITS - 1.93%
Alexander's, Inc. (a)		641	$187,172
Ashford Hospitality Trust, Inc. (a)		16,480	90,310
CapLease, Inc.		21,626	95,154
Developers Diversified Realty Co.		9,737	103,310
Gramercy Capital Corp. (a)		31,900	121,858
iStar Financial, Inc. (a)		30,349	117,451
Sunstone Hotel Investors, Inc. (a)		9,963	89,069
U Store It Trust		13,303	86,603
Walter Investment Management Corp.		6,713	97,204
TOTAL REITS (Cost $985,558)			$988,131

EXCHANGE TRADED FUNDS - 1.03%
iShares Russell 1000 Growth Index Fund		8,588	423,131
iShares Russell 2000 Index Fund		1,693	106,320
			529,451
TOTAL EXCHANGE TRADED FUNDS (Cost $528,887)			$529,451

INVESTMENT COMPANIES - 0.21%
MCG Capital Corp.		20,708	106,025
TOTAL INVESTMENT COMPANIES (Cost $99,330)			$106,025
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 0.73%
Money Market Funds - 0.73%
Evergreen Institutional US Government Money Market
0.500%, (b)		$374,540	$374,540
TOTAL SHORT TERM INVESTMENTS (Cost $374,540)			$374,540
Total Investments (Cost $52,343,307) - 99.77%			$51,122,951
Other Assets in Excess of Liabilities - 0.23%			119,787
TOTAL NET ASSETS - 100.00%			$51,242,738

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Variable Rate

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments	$52,343,307
Gross unrealized appreciation	975,871
Gross unrealized depreciation	(2,196,227)
Net unrealized depreciation	$(1,220,356)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November 30, 2010.

Summary of Fair Value Exposure at February 28, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$ 1,321,981	$ -	$ -	$ 1,321,981
Administrative Support, Waste Management	127,248	-	-	127,248
Construction	532,867	-	-	532,867
Finance and Insurance	5,020,590	-	-	5,020,590
Information	4,854,745	-	-	4,854,745
Management of Companies and Enterprises	354,337	-	-	354,337
Manufacturing	28,753,095	-	-	28,753,095
Mining	1,954,375	-	-	1,954,375
Professional, Scientific, and Technical Services	923,182	-	-	923,182
Real Estate and Rental and Leasing	480,581	-	-	480,581
Retail Trade	5,168,198	-	-	5,168,198
Transportation and Warehousing	216,932	-	-	216,932
Wholesale Trade	1,040,280	-	-	1,040,280
Total Equity	50,748,411	-	-	50,748,411

Short-Term Investments	374,540	-	-	374,540

Total Investments in Securities	$ 51,122,951	$ -	$ -	$ 51,122,951

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

By     /s/ John Buckel
John Buckel, Treasurer

Date  April 14, 2010